Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2018
Prospectus Date	rr_ProspectusDate	Mar. 30, 2018
ETF Industry Exposure & Financial Services ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The ETF Industry Exposure & Financial Services ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the total return performance of the Toroso ETF Industry Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period April 19, 2017 (commencement of operations) through November 30, 2017, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to exchange-traded funds ("ETFs"), including but not limited to the management, servicing, trading or sale of ETFs ("ETF Activities"), as determined by Toroso Investments, LLC (the "Index Provider").

Companies eligible for inclusion in the Index must have securities that are publicly-traded in the U.S. and must be engaged in ETF Activities. These companies may include, but are not limited to: ETF sponsors; asset managers; index providers; broker-dealers; securities exchanges; and service providers, such as custodians, transfer agents, and administrators. At the time of inclusion on the Index, each company must have a free-float adjusted market capitalization of $200 million or greater and the three month average daily trading volume of its shares must be at least $1 million.

Companies that are eligible for inclusion on the Index are reviewed by an index committee (the "Index Committee"). The Index Committee is responsible for reviewing publicly available information regarding each eligible company and placing each company into one of four tiers based on its review of such information, as follows:

Tier A includes companies whose participation in ETF Activities is substantial and results in direct financial impact to the company's shareholders, as determined in the sole discretion of the Index Committee. Such companies generally include investment advisers to and sponsors of ETFs but may also include companies that are engaged in other types of ETF Activities and derive substantial revenue from such activities or companies that are considered by the Index Committee to be an integral part of the ETF industry. Companies in Tier A constitute 50% of the Index weight at each time the Index is rebalanced.

Tier B includes companies whose participation in ETF Activities is substantial and results in indirect financial impact to the company's shareholders, as determined in the sole discretion of the Index Committee. Although such companies are considered by the Index Committee to play a meaningful role in the ETF industry, the revenues they derive from ETF Activities may be indirect or muted by revenues derived from other business activities. Companies in Tier B constitute 25% of the Index weight at each time the Index is rebalanced.

Tier C includes companies whose participation in ETF Activities is moderate and results in indirect financial impact to the company's shareholders, as determined in the sole discretion of the Index Committee. Such companies generally do not advise or sponsor ETFs and instead provide support services to participants in the ETF industry, and are considered by the Index Committee to play a moderate role in the ETF industry. Companies in Tier C constitute 15% of the Index weight at each time the Index is rebalanced.

Tier D includes companies that recently began to participate or have minor participation in ETF Activities where such participation results in indirect financial impact to shareholders, as determined in the sole discretion of the Index Committee. Such companies are newcomers or minor participants in the ETF industry and may already derive revenues from ETF Activities, and are generally considered by the Index Committee not to have made ETF Activities a business priority. Companies in Tier D constitute 10% of the Index weight at each time the Index is rebalanced.

In determining the tier in which a company will be placed, the Index Committee primarily considers a company's financial information but may also consider other publicly available non-financial information, such as a company's intangible assets and public statements made by a company's representatives.

Constituents within each tier are equally weighted at each rebalance of the Index, subject to a 9% maximum weight for any one constituent. The Index is reconstituted and rebalanced quarterly.

The Fund uses a passive management investment strategy designed to track the performance of the Index. The Fund's sub-adviser, Penserra Capital Management LLC ("Penserra" or the "Sub-Adviser") generally will use a replication methodology, meaning it will invest in all of the stocks composing the Index in proportion to the weightings in the Index. However, the Sub-Adviser may use a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the stocks in the Index. The Fund expects that over time, if it has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was not concentrated in any industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of the date of this Prospectus, a significant portion of the Index consisted of companies in the financial services sector.

The Index Provider is not affiliated with the Fund, the Fund's investment adviser, Exchange Traded Concepts, LLC (the "Adviser"), or the Sub-Adviser. The Index Provider developed the methodology for determining the securities to be included on the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was not concentrated in any industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk. Because the Fund's assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of the date of this Prospectus, the Fund was not concentrated in any industry or group of industries.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security held in its portfolio due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of portfolio securities is otherwise required upon a rebalancing of the Index.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund's sector exposure is expected to vary over time based on the composition of the Index, as of the date of this Prospectus, a significant portion of the Fund's assets was invested in companies in the financial services sector. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financial Services Sector Risk. Because a signification portion of the Fund's assets were invested in companies in the financial services sector, the Fund will be more affected by the performance of the financial services sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Companies engaged in ETF Activities could be adversely affected if the current growth of the ETF market is not sustained.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must among other requirements satisfy certain asset diversification requirements. One of the asset diversification requirements is that at the close of each quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets must generally be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Although the Fund expects to regularly invest in a broad group of companies engaged in ETF Activities, the Fund's investment strategy of tracking the Index will cause the Fund to invest a significant percentage of its assets in a relatively small number of issuers. If the Fund were to fail to meet the asset diversification requirements described above and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Accordingly, the Fund intends to carefully monitor its holdings to ensure that it complies with the asset diversification test described above and to qualify as a RIC.

Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the "Exchange") above or below their net asset value ("NAV"). The NAV of Shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on April 19, 2017 and therefore does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on April 19, 2017 and therefore does not have a full calendar year of performance history.
ETF Industry Exposure & Financial Services ETF | ETF Industry Exposure & Financial Services ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TETF
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
One Year	rr_ExpenseExampleYear01	$ 65
Three Years	rr_ExpenseExampleYear03	205
Five Years	rr_ExpenseExampleYear05	357
Ten Years	rr_ExpenseExampleYear10	$ 798
Hull Tactical US ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Hull Tactical US ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hull Tactical US ETF (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended November 30, 2017, the Fund's portfolio turnover rate was 1827% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1827.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by taking long and short positions in one or more exchange-traded funds ("ETFs") that seek to track the performance of the S&P 500 Index (each an "S&P 500-related ETF" or an "Underlying ETF"). The S&P 500 Index is a widely recognized benchmark of U.S. stock market performance that is composed primarily of large-capitalization U.S. issuers.

HTAA, LLC ("HTAA" or the "Investment Sub-Adviser") utilizes various proprietary, analytical investment models that examine current and historical market data to attempt to predict the performance of the S&P 500 Index. The models deliver investment signals that HTAA uses to make investment decisions for the Fund. Depending on the discretion of HTAA and the investment signals delivered by the models, HTAA may take certain long or short positions in one or more S&P 500-related ETFs and S&P 500-related futures. When the Fund takes long positions, it may maintain long exposure of up to 200% of its net assets; exposure to short positions is limited to no more than 100% of its net assets. HTAA may adjust the Fund's long and short positions when necessary to take into account new market conditions as well as data from the models. Positions may be adjusted at the HTAA's discretion as model predictions and market opportunities fluctuate.

In seeking to achieve its investment objective, the Fund may engage in short sales of S&P 500-related ETFs. The Fund may also invest up to 10% of its total assets in leveraged or inverse ETFs that seek to deliver multiples (long), or the inverse (short), of the performance of the S&P 500 Index, respectively. However, in seeking its investment objective, the Fund does not seek performance that is a specific multiple or inverse, or inverse multiple of the S&P 500 Index. The Fund may invest in leveraged or inverse ETFs on a daily basis or longer consistent with HTAA's views on prevailing and anticipated market conditions.

The Fund will enter into futures contracts, in conjunction with investing in shares of an S&P 500-related ETF, to seek the desired long or short exposure to the S&P 500 Index. However, the Fund does not use futures as the sole or a primary means of pursuing its investment strategy. Instead, the Fund trades futures when HTAA determines that doing so may provide an efficient means of seeking exposure to the S&P 500 Index that is complementary to its investment in shares of an S&P 500-related ETF. The Fund therefore is not intended to provide investors with a means of accessing a trading strategy that is principally focused on accessing the market for S&P 500 Index futures.

During periods when the Fund's assets (or portion thereof) are not fully invested in one or more S&P 500-related ETFs or otherwise exposed to the S&P 500 Index, all or a portion of the Fund may be invested in cash instruments, which for this purpose include U.S. Treasury obligations; cash and cash equivalents including commercial paper, certificates of deposit and bankers' acceptances; repurchase agreements; shares of money market mutual funds; and high-quality, short-term debt instruments including, in addition to U.S. Treasury obligations, other U.S. government securities (collectively, "Cash Instruments"). Additionally, to respond to certain adverse market, economic, political or other conditions, the Fund may invest 100% of its assets, without limitation, in Cash Instruments. The Fund may be invested in this manner for extended periods, depending on the Investment Sub-Adviser's assessment of market conditions. During this time, the Fund may not be able to meet its investment objective. To the extent that the Fund invests in Underlying ETFs or money market mutual funds, the Fund would bear its pro rata portion of each such money market fund's advisory fees and operational expenses.

The Adviser, on behalf of the Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. As a result, neither the Adviser nor the Sub-Advisers, on behalf of the Fund, are required to be registered in that capacity with the Commodity Futures Trading Commission (the "CFTC"), nor are they regulated by the CFTC as a registered commodity pool operator or commodity trading advisor with respect to the Fund. The exclusion on which the Fund relies requires the Fund to limit its exposure to futures and other CFTC-regulated derivatives (such as swaps that reference broad-based securities indexes) to certain de minimis levels measured as a percentage of the Fund's liquidation value. HTAA intends to manage the Fund's investments in S&P 500 futures and S&P 500-related ETFs that trade CFTC-regulated derivatives in accordance with those levels at all times.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Authorized Participants, Market Makers and Liquidity Providers Concentration. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Concentration Risk. The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent that the Fund's investments are concentrated in a particular country, region, market, group of industries, sector or asset class.

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund uses futures contracts, which is a type of derivative contract. Underlying ETFs, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index - the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative's original cost. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of this Prospectus.

Early Closing Risk. An unanticipated early closing of the NYSE Arca (the "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities in which the Fund's Underlying ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Futures Contracts Risk. Futures contracts are a type of derivative investment, and the Fund is subject to the risks of investment in derivatives. In addition, there may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Interest Rate Risk. The value of the Fund's fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Issuer Risk. Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund. To the extent that the Fund has exposure to issuers via its short positions, the Fund is more susceptible to the risk that an issuer's securities may appreciate in value because of, among other events, increased demand for the issuer's products or services or improved management performance.

Large-Capitalization Risk. The Fund, through its investments in Underlying ETFs, will invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of large-capitalization companies underperform (or in the case of short positions, outperform) securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Leveraging Risk. The Fund is subject to the risk that certain transactions of the Fund, such as short sales and investments in Underlying ETFs that use leverage to seek to deliver multiples (long), or the inverse (short), of the performance of the S&P 500 Index, will cause the Fund to be more volatile than if the Fund had not entered into those transactions. The greater the investment in instruments that give rise to leverage, the more this leverage will magnify any losses on those investments.

Liquidity Risk. Trading in shares of the Fund or an Underlying ETF may be halted because of market conditions or for reasons that, in the view of a stock exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. A particular investment may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to the S&P 500 Index.

Management Risk. The Investment Sub-Adviser continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objectives. However, the achievement of the stated investment objectives cannot be guaranteed over short- or long-term market cycles. The Investment Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative models used by the Investment Sub-Adviser may not perform as expected, particularly in volatile markets. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior experience managing registered investment companies.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Model and Data Risk. The Investment Sub-Adviser utilizes, in part, proprietary, analytical investment models to attempt to predict the performance of the S&P 500 Index. The use of predictive models has inherent risks. Because the use of predictive models are usually constructed based on data supplied by third parties, the success of using such models as part of the Investment Sub-Adviser's investment approach may depend heavily on the accuracy and reliability of the supplied data. If incorrect data is used, the resulting information will be incorrect, which could cause the Fund to underperform. In addition, the models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases and the market price of the security sold short could increase without limit, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Trading Risk. Shares of the Fund may trade on the Exchange above or below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained

Underlying ETF Risk. The Fund will invest in (and short) ETFs, and its performance will be directly related to the performance of the Underlying ETFs. Through its positions in these Underlying ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Fund's direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in Underlying ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

An Underlying ETF may not be actively managed and therefore the Underlying ETF would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500 Index or the selling of shares is otherwise required upon a rebalancing of the S&P 500 Index. Also, an Underlying ETF will not be able to replicate exactly the performance of the S&P 500 Index because the total return generated by portfolio securities of an Underlying ETF will be reduced by transaction costs and other expenses not incurred by the S&P 500 Index.

Through its investment in Underlying ETFs, the Fund is also indirectly subject to Counterparty Risk, Concentration Risk, Derivatives Risk, Equity Risk, Issuer Risk, Large-Capitalization Risk, Leveraging Risk, Management Risk, Market Risk and Trading Risk.

Underlying Leveraged and Inverse ETF Risk. When the Fund invests in Underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Underlying ETFs will fall as the performance of the Underlying ETF's benchmark rises - a result that is the opposite from traditional mutual funds. In addition, the Underlying ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an Underlying ETF's share price and the return on its investments. Accordingly, the value of the Fund's investments in Underlying ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an Underlying ETF as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund. Inverse and leveraged Underlying ETFs are designed to achieve their objectives for a single day only. For periods longer than a single day, a leveraged or inverse Underlying ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse Underlying ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse Underlying ETF, falls. Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund's returns.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Index and a 60/40 hybrid index consisting of the S&P 500 Index and Citigroup 3-Month Treasury Bill Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.hulltacticalfunds.com or by calling (844) 485-5383 ((844) Hull ETF).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Index and a 60/40 hybrid index consisting of the S&P 500 Index and Citigroup 3-Month Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 485-5383 ((844) Hull ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hulltacticalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.55%	12/31/17
Lowest Return	-0.14%	09/30/16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
Hull Tactical US ETF | Hull Tactical US ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTUS
Management Fee	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
One Year	rr_ExpenseExampleYear01	$ 98
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	531
Ten Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2016	rr_AnnualReturn2016	7.68%
Annual Return 2017	rr_AnnualReturn2017	12.04%
1 Year	rr_AverageAnnualReturnYear01	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | After Taxes on Distributions | Hull Tactical US ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | After Taxes on Distributions and Sales | Hull Tactical US ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | 60/40 Hybrid Index Consisting of S&P 500 Index and Citigroup 3-Month Treasury Bill Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
FLAG-Forensic Accounting Long-Short ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The FLAG-Forensic Accounting Long-Short ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FLAGLSX-Forensic Accounting Long-Short Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended November 30, 2017, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index seeks to provide enhanced exposure to U.S. equities by offering a long/short portfolio selected from the 1000 largest U.S. companies by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis. Forensic accounting critically dissects companies' financial statements with the goal of identifying the "red flags" of aggressive accounting and revenue recognition practices. The index construction process aims to identify and allocate capital to higher quality stocks with more sustainable revenues, cash flows and earnings, while at attractive valuations. It also attempts to detect and short lower quality stocks where aggressive accounting practices may have been employed and revenues, cash flows and earnings may be less persistent in the future. The equity securities in which the Fund may invest are primarily common stocks, but may also include shares of real estate investment trusts ("REITs").

The Index is constructed with a 100% net equity exposure (130% long, 30% short). Short selling involves borrowing securities from a third party to "short sell" companies considered unattractive or trading at inflated prices. If a shorted stock declines in value, it can be bought back for less than the original price, thus earning a profit. Conversely, if a shorted stock rises in value, a higher price will be paid to buy the stock back to cover the sale, thus causing a loss.

The Index is a rules-based, systematic strategy index that combines five distinct forensic accounting and valuation factors for scoring and ranking stocks – cash flow quality, revenue recognition, earnings quality, shareholder yield, and valuation. The combined score provides a metric to assess the relative attractiveness/unattractiveness for long/short index exposures. The index methodology employs various allocation and liquidity constraints to ensure a liquid, tradable, risk managed index. The Index is reconstituted quarterly. It is unmanaged and cannot be invested in directly.

The Fund employs a "passive management" investment strategy in seeking to achieve its investment objective. The Fund's sub-adviser, Vident Investment Advisory, LLC (the "Sub-Adviser"), generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the "Adviser") expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, including money market funds.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

The index provider is Vident Financial, LLC (the "Index Provider"), which is affiliated with the Sub-Adviser, but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Adviser or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration: Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Borrowing Risk: If the Fund borrows money and/or securities, the Fund's borrowing activities will amplify any increase or decrease in the Fund's net asset value. The fees and interest which the Fund must pay on borrowings will reduce and may eliminate any net investment profits.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Index Tracking Risk: The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leverage Risk: The Fund's short sales effectively leverage the Fund's assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund's overall returns.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Mid-Capitalization Risk: The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). Recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act") treats "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a regulated investment company, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in regulated investment companies that invest in such REITs will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of "qualified REIT dividends" to shareholders.

Short Sales Risk: If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns. In December 2015, the Securities and Exchange Commission ("SEC") proposed a new rule to regulate the use by registered investment companies, such as the Fund, of derivatives and financial commitment transactions, such as short sales. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of this Prospectus.

Trading Risk. Although the Fund's Shares are currently listed on NYSE Arca, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and the S&P 500 Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On August 7, 2015, the Fund's name, index, investment objective, and principal investment strategies changed. Therefore, the performance and average annual total returns shown for periods prior to August 7, 2015 may have differed had the Fund's current investment strategies been in effect during those periods. Updated performance information is available online at www.flagetf.com or by calling 1-855-545-FLAG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-545-FLAG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.flagetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.41%	12/31/16
Lowest Return	-8.35%	9/30/15

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Reflects performance of the Del Vecchio Earnings Quality Index®, the Fund's previous index, through August 7, 2015 and FLAGLSX-Forensic Accounting Long-Short Index, the Fund's current index, thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
FLAG-Forensic Accounting Long-Short ETF | FLAG-Forensic Accounting Long-Short ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLAG
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
One Year	rr_ExpenseExampleYear01	$ 164
Three Years	rr_ExpenseExampleYear03	508
Five Years	rr_ExpenseExampleYear05	876
Ten Years	rr_ExpenseExampleYear10	$ 1,911
Annual Return 2014	rr_AnnualReturn2014	12.16%
Annual Return 2015	rr_AnnualReturn2015	(5.54%)
Annual Return 2016	rr_AnnualReturn2016	26.16%
Annual Return 2017	rr_AnnualReturn2017	14.33%
1 Year	rr_AverageAnnualReturnYear01	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	14.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
FLAG-Forensic Accounting Long-Short ETF | After Taxes on Distributions | FLAG-Forensic Accounting Long-Short ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
FLAG-Forensic Accounting Long-Short ETF | After Taxes on Distributions and Sales | FLAG-Forensic Accounting Long-Short ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
FLAG-Forensic Accounting Long-Short ETF | Hybrid Del Vecchio Earnings Quality Index®/FLAGLSX-Forensic Accounting Long-Short Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013	[1]
FLAG-Forensic Accounting Long-Short ETF | FLAGLSX-Forensic Accounting Long-Short Index (Reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
FLAG-Forensic Accounting Long-Short ETF | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The REX VolMAXXTM Long VIX Weekly Futures Strategy ETF (the "Fund") seeks to provide investors with exposure to the implied volatility of the broad-based, large-cap U.S. equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may be terminated only with the approval of the Fund's Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal period April 1, 2017 through November 30, 2017, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any Fund fees waived by the Adviser are reflected in the 1 Year amount only. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective, under normal circumstances, by obtaining investment exposure, through the use of the financial instruments and investments described below, to an actively managed portfolio of futures contracts based on the Chicago Board Options Exchange, Incorporated ("CBOE") Volatility Index (the "VIX Index") ("VIX Futures Contracts") with weekly and monthly expirations. The value of the Fund's Shares relates directly to the value of, and realized profit or loss from, the financial instruments and other assets held by the Fund, including VIX Futures Contracts. Fluctuations in the price of these financial instruments or assets could materially adversely affect an investment in the Fund.

The Fund expects to invest primarily in and obtain exposure to VIX Futures Contracts with less than one month to expiration, but may invest in and obtain exposure to VIX Futures Contracts with longer durations. The Fund expects the notional value of its exposure to VIX Futures Contracts to be equal to approximately 100% of Fund assets at all times and the weighted average of time to expiry of the VIX Futures Contracts to be less than one month at all times. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination provide exposure to VIX Futures Contracts with an aggregate weighted average of time to expiry of less than one month.

The VIX Index seeks to measure the market's current expectation of 30-day volatility of the S&P 500® Index (the "S&P 500®"), as reflected by the prices of near-term S&P 500® options. The market's current expectation of the possible rate and magnitude of movements in an index is commonly referred to as the "implied volatility" of the index. Because S&P 500® options derive value from the possibility that the S&P 500® may experience movement before such options expire, the prices of near-term S&P 500® options are used to calculate the implied volatility of the S&P 500®.

Unlike many indexes, the VIX Index is not an investable index. Rather, the VIX Index serves as a market volatility forecast. The Fund does not seek to track the performance of the VIX Index or the S&P 500® and, in fact, can be expected to perform very differently from the VIX Index over all periods of time.

The value of a VIX Futures Contract is based on the expected reading of the VIX Index at the expiration of such VIX Futures Contract, and therefore represents forward implied volatility of the S&P 500® over the 30-day period following the expiration of the VIX Futures Contracts. As a result, a movement in the VIX Index today will not necessarily result in a corresponding movement in the price of VIX Futures Contracts. For example, a VIX Futures Contract purchased in March that expires in May is a forward contract on what the VIX Index, as a measure of 30-day implied volatility, will be on the May expiration date. The forward volatility reading of the VIX Index may not correlate directly to the current volatility reading of the VIX Index because the implied volatility of the S&P 500® at a future expiration date may be different from the current implied volatility of the S&P 500®. Furthermore, VIX Futures Contracts that have longer durations often may not reflect the VIX Index's readings as precisely as VIX Futures Contacts that are closer to expiration due to the increased potential for the implied volatility of the S&P 500® to shift, at a future date, from the current level of implied volatility. VIX Futures Contracts are standard futures contracts that settle for cash based on the VIX Special Opening Quotation, the final settlement value for VIX Futures Contracts that is calculated using opening prices of constituent S&P 500® options.

The Fund will experience positive or negative performance based on changes in the implied level of future market volatility to the extent these changes are reflected in the price of VIX Futures Contracts. The Fund generally will experience positive performance, before accounting for fees and expenses, to the extent that the value of its long positions in and exposure to VIX Futures Contracts increases. Similarly, the Fund generally will experience negative performance, before accounting for fees and expenses, to the extent that the implied level of future volatility decreases.

The Fund expects to gain significant exposure to VIX Futures Contracts, which are considered broad-based security index futures, by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund's taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary generally will invest in long positions in VIX Futures Contracts and will periodically sell VIX Futures Contracts to unwind a portion of its long positions. The Subsidiary may also invest in other commodity futures, options, and swap contracts; fixed income securities; pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"); and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is advised by the Adviser, managed on a day-to-day basis by Vident Investment Advisory, LLC (the "Sub-Adviser"), and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary may invest to a greater extent in broad-based security index futures, including VIX Futures Contracts, than the Fund. The Subsidiary's investments in such instruments will be subject to limits on leverage imposed by the 1940 Act. The Fund's investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to VIX Futures Contracts in a manner consistent with U.S. federal tax law requirements applicable to regulated investment companies. The Fund may also invest in VIX Futures Contracts directly to a limited extent, consistent with limitations imposed by the federal securities laws and U.S. federal tax law requirements applicable to regulated investment companies.

The Fund also may purchase options contracts on the VIX Index ("VIX Options Contracts") to gain exposure, which at times may be significant, to VIX Futures Contracts, including but not limited to "in the money" call options. The Fund intends to invest primarily in exchange-listed and traded VIX Futures Contracts and VIX Options Contracts, but also may invest in these instruments in the over-the counter ("OTC") market. In general, exchange-traded derivative instruments have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such instruments is guaranteed by the exchange or a related clearing corporation. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller, and typically do not require the parties to post margin. As a result, such instruments generally are subject to greater credit risk. OTC instruments also may be subject to greater liquidity risk.

Futures and options contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures or options contract for the current delivery month will cease. Therefore, in order to maintain consistent exposure to VIX Futures Contracts, the Fund must periodically migrate out of VIX Futures Contracts and VIX Options Contracts nearing expiration and into VIX Futures Contracts and VIX Options Contracts with later expirations — a process referred to as "rolling." The effect of this continuous process of selling contracts nearing expiration and buying longer-dated contracts is called "roll yield."

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund's portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund's exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund's portfolio. The value of the Fund's portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the 1940 Act or to meet redemption requests.

In addition to the Fund's investment in the Subsidiary and VIX Futures Contracts and VIX Options Contracts, the Fund may also invest in: (1) swap agreements that provide exposure to VIX Futures Contracts; (2) exchange-traded funds ("ETFs"), exchange-traded closed-end funds, other investment companies registered under the 1940 Act, and other pooled investment vehicles (collectively, "Underlying Funds") that provide exposure to VIX Futures Contracts; (3) exchange-traded notes ("ETNs") that provide exposure to VIX Futures Contracts; and (4) fixed income securities (namely, commercial paper and U.S. government obligations), bank instruments, cash, and other cash equivalents to collateralize its exposure to the VIX Futures Contracts and for investment purposes. The Fund may also take short positions with respect to Underlying Funds and/or ETNs that provide exposure to VIX Futures Contracts. The Fund will seek notional exposure to VIX Futures Contracts via these investments in circumstances where investing in VIX Futures Contracts directly or through the Subsidiary, as discussed, may be constrained, including circumstances where the notional value of the Subsidiary's exposure to VIX Futures Contracts is limited to less than 100% of Fund assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Active Management Risk. The Sub-Adviser continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect its creations and redemptions in exchange for a significant cash component and a smaller component of in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had satisfied a redemption completely in-kind. As a result, the Fund may be less tax efficient than ETFs that redeem in kind. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on an exchange.

Commodity Pool Regulatory Risk. The Fund's investment exposure to VIX Futures Contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a Commodity Pool Operator ("CPO"), the Sub-Adviser is registered as a Commodity Trading Advisor ("CTA"), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO and CTA imposes additional compliance obligations on the Adviser, the Sub-Adviser, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund may invest in and will have investment exposure to VIX Futures Contracts, VIX Options Contracts, and swap agreements, which are types of derivative contracts. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative's original cost. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of this Prospectus.

VIX Futures and Options Contracts Risk. VIX Futures Contracts and VIX Options Contracts are unlike traditional futures and options contracts and are not based on a tradable reference asset. The VIX Index is not directly investable, and the settlement price of a VIX Futures Contract or VIX Options Contract is based on the calculation that determines the level of the VIX Index. As a result, the behavior of a VIX Futures Contract or VIX Options Contract may be different from traditional futures and options contracts whose settlement price is based on a specific tradable asset.

Several factors may affect the price and/or liquidity of VIX Futures Contracts and VIX Options Contracts, including, but not limited to: prevailing market prices and forward volatility levels of the U.S. stock markets, the S&P 500®, the equity securities included in the S&P 500® and prevailing market prices of options on the S&P 500®, the VIX Index, VIX Options Contracts, VIX Futures Contracts, or any other financial instruments related to the S&P 500® and the VIX Index or VIX Futures Contracts; interest rates; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the VIX Index or the market price or forward volatility of the U.S. stock markets, the equity securities included in the S&P 500®, the S&P 500®, the VIX Index or VIX Futures Contracts and VIX Options Contracts; supply and demand as well as hedging activities in the listed and OTC equity derivatives markets; disruptions in trading of the S&P 500®, futures contracts on the S&P 500® or options on the S&P 500®; and the level of contango or backwardation in the VIX Futures Contracts market. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor.

When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Futures markets are highly volatile and the use of or exposure to futures contracts may increase volatility of the Fund's NAV. Futures contracts are also subject to liquidity risk.

Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options, VIX Futures Contracts, and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund's strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Options traded in the OTC market also may be subject to increased counterparty credit risk.

Swap Agreement Risk. The Fund may use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund's swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor's investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Early Closing Risk. An unanticipated early closing of the Cboe BZX Exchange, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell Shares of the Fund on that day.

ETN Risk. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer's credit rating, and other economic, legal, political or geographic events.

Futures Rolling Risk. The Fund's investment strategy is subject to risks related to rolling. The price of futures contracts further from expiration may be higher (a condition known as "contango") or lower (a condition known as "backwardation"), which can impact the Fund's returns. Because of the frequency with which the Fund expects to roll VIX Futures Contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.

Historic Correlation Risk. To the extent that an investor purchases the Fund seeking diversification benefits based on the historic correlation (whether positive or negative) between the VIX Futures Contracts and other asset classes, such historic correlation may not continue or may reverse itself. In this circumstance, the diversification or other benefits sought may be limited or non-existent.

Index Calculation and VIX Futures and Options Contract Pricing Risk. The policies of S&P and the CBOE and changes that affect the composition and valuation of the S&P 500® and the VIX Index could affect the level of such indexes and/or the value of VIX Futures Contracts and VIX Options Contracts and, therefore, the value of the Fund's Shares.

Interest Rate Risk. The value of the Fund's fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Leveraging Risk. The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk. The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. The large size of the positions which the Fund may acquire increases the risk of illiquidity both by making its positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Fund will typically invest in financial instruments related to one index. A lack of liquidity could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Currently, the open interest in VIX Futures Contracts and VIX Options Contracts with less than one month to expiration is extremely limited for many of the available expiration dates. If the Sub-Adviser determines not to invest in a VIX Futures Contract or VIX Options Contract that is near to expiration, including because of price or liquidity concerns with respect to a given VIX Futures Contract or VIX Options Contract, the Sub-Adviser may invest in VIX Futures Contracts or VIX Options Contracts that are further from expiration. Investing in a VIX Futures Contract or VIX Options Contract that is further from expiration will increase the weighted average time to expiration of the Fund's portfolio, which may result in a lower correlation of the portfolio to the performance of the VIX Index.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

OTC Risk. Certain derivatives traded in OTC markets, including certain OTC options, involve significant liquidity risk. The absence or lack of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, the Fund is subject to credit risk with respect to its counterparties. The Fund will seek to transact with only creditworthy counterparties to mitigate counterparty credit risk.

Portfolio Turnover Risk. The Fund's investment strategy is expected to result in high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sale Exposure Risk. The Fund may seek "short" exposure to certain investments through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain exposure through financial instruments, or require the Fund to seek exposure through alternative investment strategies that may be less desirable or more costly to implement.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases and the market price of the security sold short could increase without limit, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets.

Subsidiary Risk. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the subsidiary, will not have all of the protections offered to shareholders of registered investment companies.

Tax Risk. The Fund must meet certain requirements regarding the source of its income and the diversification of its assets, among other requirements, to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Certain of the Fund's investments may not generate qualifying income if made directly by the Fund. The Fund expects to gain significant exposure to VIX Futures Contracts indirectly through the Subsidiary in a manner to ensure that it qualifies as a RIC under Subchapter M of the Code. Failure to comply with the requirements to qualify as a RIC would have significant negative tax consequences to Fund shareholders, including the imposition of a higher tax rate on the Fund and taxes on its distributions to shareholders, which would ultimately affect a shareholder's return on its investment in the Fund.

Trading Risk. Shares of the Fund may trade on the Exchange above or below their net asset value ("NAV"). The NAV of Shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Underlying Funds Risk. The Fund may invest in ETFs, exchange-traded closed-end funds, other investment companies registered under the 1940 Act, and other pooled investment vehicles not registered under the 1940 Act, in which case the Fund's performance will be directly related to the performance of those investment companies. Through its positions in these investment companies, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of their securities or instruments could decrease.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Volatility Risk. The Fund's derivative investments, which are largely linked to equity market volatility levels, can be highly volatile and may experience large losses. Trading in VIX Futures Contracts and VIX Options Contracts, particularly contracts that are close to expiration, has been very volatile and can be expected to be very volatile in the future. The volatile nature of these instruments may have an adverse impact on the Fund beyond the impact of any changes in the VIX Index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of derivatives, (b) are willing to assume a high degree of risk, and (c) intend to actively monitor and manage their investments in the Fund. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 VIX Short-Term Futures Index and the S&P 500 Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.volmaxx.com or by calling 1-844-REX-1414 (1-844-739-1414).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 VIX Short-Term Futures Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-REX-1414 (1-844-739-1414)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.volmaxx.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	(28.93)%	06/30/17
Lowest Return	(43.01)%	03/31/17

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(28.93%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(43.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF | REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMAX
Management Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	1.60%
Other Expenses	rr_OtherExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
One Year	rr_ExpenseExampleYear01	$ 288
Three Years	rr_ExpenseExampleYear03	883
Five Years	rr_ExpenseExampleYear05	1,504
Ten Years	rr_ExpenseExampleYear10	$ 3,176
Annual Return 2017	rr_AnnualReturn2017	(81.48%)
1 Year	rr_AverageAnnualReturnYear01	(81.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(81.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF | After Taxes on Distributions | REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(81.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(81.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF | After Taxes on Distributions and Sales | REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(46.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(53.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.87%
Since Inception	rr_AverageAnnualReturnSinceInception	18.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF | S&P 500 VIX Short-Term Futures Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(71.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(72.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The REX VolMAXXTM Short VIX Weekly Futures Strategy ETF (the "Fund") seeks to provide investors with short exposure to the implied volatility of the broad-based, large-cap U.S. equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may be terminated only with the approval of the Fund's Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal period April 1, 2017 through November 30, 2017, the Fund's portfolio turnover rate was 481% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	481.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any Fund fees waived by the Adviser are reflected in the 1 Year amount only. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective, under normal circumstances, by obtaining investment exposure, through the use of the financial instruments and investments described below, to an actively managed portfolio of short positions in futures contracts based on the Chicago Board Options Exchange, Incorporated ("CBOE") Volatility Index (the "VIX Index") ("VIX Futures Contracts") with weekly and monthly expirations. The value of the Fund's Shares relates directly to the value of, and realized profit or loss from, the financial instruments and other assets held by the Fund, including VIX Futures Contracts. Fluctuations in the price of these financial instruments or assets could materially adversely affect an investment in the Fund.

The Fund expects to primarily take short positions in and obtain short exposure to VIX Futures Contracts with less than one month to expiration, but may take short positions in and obtain short exposure to VIX Futures Contracts with longer durations. The Fund expects the notional value of its exposure to VIX Futures Contracts to be equal to approximately 100% of Fund assets at the close of each trading day and the weighted average of time to expiry of the VIX Futures Contracts to be less than one month at all times. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination provide short exposure to VIX Futures Contracts with an aggregate weighted average of time to expiry of less than one month.

The VIX Index seeks to measure the market's current expectation of 30-day volatility of the S&P 500® Index (the "S&P 500®"), as reflected by the prices of near-term S&P 500® options. The market's current expectation of the possible rate and magnitude of movements in an index is commonly referred to as the "implied volatility" of the index. Because S&P 500® options derive value from the possibility that the S&P 500® may experience movement before such options expire, the prices of near-term S&P 500® options are used to calculate the implied volatility of the S&P 500®.

Unlike many indexes, the VIX Index is not an investable index. Rather, the VIX Index serves as a market volatility forecast. The Fund does not seek to track the performance of the VIX Index or the S&P 500® and, in fact, can be expected to perform very differently from the VIX Index over all periods of time.

The value of a VIX Futures Contract is based on the expected reading of the VIX Index at the expiration of such VIX Futures Contract, and therefore represents forward implied volatility of the S&P 500® over the 30-day period following the expiration of the VIX Futures Contracts. As a result, a movement in the VIX Index today will not necessarily result in a corresponding movement in the price of VIX Futures Contracts. For example, a VIX Futures Contract purchased in March that expires in May is a forward contract on what the VIX Index, as a measure of 30-day implied volatility, will be on the May expiration date. The forward volatility reading of the VIX Index may not correlate directly to the current volatility reading of the VIX Index because the implied volatility of the S&P 500® at a future expiration date may be different from the current implied volatility of the S&P 500®. Furthermore, VIX Futures Contracts that have longer durations often may not reflect the VIX Index's readings as precisely as VIX Futures Contacts that are closer to expiration due to the increased potential for the implied volatility of the S&P 500® to shift, at a future date, from the current level of implied volatility. VIX Futures Contracts are standard futures contracts that settle for cash based on the VIX Special Opening Quotation, the final settlement value for VIX Futures Contracts that is calculated using opening prices of constituent S&P 500® options.

The Fund will experience positive or negative performance based on changes in the implied level of future market volatility to the extent these changes are reflected in the price of VIX Futures Contracts. The Fund generally will experience positive performance, before accounting for fees and expenses, to the extent that the implied level of future volatility, as reflected by the value of the Fund's short positions in and exposure to VIX Futures Contracts, decreases. Similarly, the Fund generally will experience negative performance, before accounting for fees and expenses, to the extent that the implied level of future volatility increases.

The Fund expects to gain significant exposure to VIX Futures Contracts, which are considered broad-based security index futures, by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund's taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary generally will invest in short positions in VIX Futures Contracts and will periodically buy VIX Futures Contracts to unwind a portion of its short positions. The Subsidiary may also invest in other commodity futures, options, and swap contracts; fixed income securities; pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"); and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is advised by the Adviser, managed on a day-to-day basis by Vident Investment Advisory, LLC (the "Sub-Adviser"), and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary may invest to a greater extent in broad-based security index futures, including VIX Futures Contracts, than the Fund. The Subsidiary's investments in such instruments will be subject to limits on leverage imposed by the 1940 Act. The Fund's investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to VIX Futures Contracts in a manner consistent with U.S. federal tax law requirements applicable to regulated investment companies. The Fund may also invest in VIX Futures Contracts directly to a limited extent, consistent with limitations imposed by the federal securities laws and U.S. federal tax law requirements applicable to regulated investment companies.

The Fund also may sell (write) options contracts on the VIX Index ("VIX Options Contracts") to gain exposure, which at times may be significant, to VIX Futures Contracts, including but not limited to "in the money" call options. The Fund intends to invest primarily in exchange-listed and traded VIX Futures Contracts and VIX Options Contracts, but also may invest in these instruments in the over-the counter ("OTC") market. In general, exchange-traded derivative instruments have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such instruments is guaranteed by the exchange or a related clearing corporation. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller, and typically do not require the parties to post margin. As a result, such instruments generally are subject to greater credit risk. OTC instruments also may be subject to greater liquidity risk.

Futures and options contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures or options contract for the current delivery month will cease. Therefore, in order to maintain consistent exposure to VIX Futures Contracts, the Fund must periodically migrate out of VIX Futures Contracts and VIX Options Contracts nearing expiration and into VIX Futures Contracts and VIX Options Contracts with later expirations — a process referred to as "rolling." The effect of this continuous process of selling contracts nearing expiration and buying longer-dated contracts is called "roll yield."

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund's portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund's exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund's portfolio. The value of the Fund's portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the 1940 Act or to meet redemption requests.

In addition to the Fund's investment in the Subsidiary and VIX Futures Contracts and VIX Options Contracts, the Fund may also invest in: (1) swap agreements that provide exposure to VIX Futures Contracts; (2) exchange-traded funds ("ETFs"), exchange-traded closed-end funds, other investment companies registered under the 1940 Act, and other pooled investment vehicles (collectively, "Underlying Funds") that provide exposure to VIX Futures Contracts; (3) exchange-traded notes ("ETNs") that provide exposure to VIX Futures Contracts; and (4) fixed income securities (namely, commercial paper and U.S. government obligations), bank instruments, cash, and other cash equivalents to collateralize its exposure to the VIX Futures Contracts and for investment purposes. The Fund may not invest in leveraged index-based Underlying Funds or ETNs (i.e., Underlying Funds or ETNs that seek to return a multiple of the performance of the index or benchmark they seek to track). The Fund may take long positions, directly and indirectly, in inverse index-based Underlying Funds or ETNs (i.e., Underlying Funds or ETNs that seek to return the opposite of the performance of the index or benchmark they seek to track), but will limit such investments to no more than 15% of its net assets consistent with SEC Staff guidance. The Fund may also take short positions with respect to Underlying Funds and/or ETNs that provide exposure to VIX Futures Contracts. The Fund will seek notional exposure to VIX Futures Contracts via these investments in circumstances where investing in VIX Futures Contracts directly or through the Subsidiary may be constrained, including circumstances where the notional value of the Subsidiary's exposure to VIX Futures Contracts is limited to less than 100% of Fund assets.

In seeking to provide short exposure to the implied volatility of the broad-based, large-cap U.S. equity market, the Fund generally will seek to position its portfolio so that the notional value of its short exposure equals approximately 100% of Fund assets at the close of each trading day. Because the Fund seeks short exposure to implied volatility, changes in the value of the Fund's assets during the day will affect whether the Fund's short exposure needs to be adjusted. For example, if implied volatility of the broad-based, large-cap U.S. equity market has increased on a given day, the notional value of the Fund's exposure to implied volatility should increase, but net assets of the Fund should fall. As a result, the Fund's short exposure will need to be decreased. Conversely, if implied volatility of the broad-based, large-cap U.S. equity market has decreased on a given day, the notional value of the Fund's exposure to implied volatility should decrease, but net assets of the Fund should increase. As a result, the Fund's short exposure will need to be increased.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Active Management Risk. The Sub-Adviser continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Investors should understand that the Fund does not seek to provide investment performance that is exactly the inverse (-1x) of the performance of either the VIX Index or VIX Futures Contracts held by the Fund at any given point in time. Not only will the Fund's investment performance be affected by compounding, but it also will reflect the Fund's investment in other types of investment products, which due to the active nature of the Fund's investment strategies will vary in type and amount over time.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an ETF, only Authorized Participants are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect its creations and redemptions in exchange for a significant cash component and a smaller component of in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had satisfied a redemption completely in-kind. As a result, the Fund may be less tax efficient than ETFs that redeem in kind. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on an exchange.

Commodity Pool Regulatory Risk. The Fund's investment exposure to VIX Futures Contracts will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a Commodity Pool Operator ("CPO"), the Sub-Adviser is registered as a Commodity Trading Advisor ("CTA"), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO and CTA imposes additional compliance obligations on the Adviser, the Sub-Adviser, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.

Compounding Risk. In the course of managing the Fund's investments, the Sub-Adviser will need to periodically adjust the Fund's holdings in order to maintain short investment exposure approximately equivalent to 100% of the Fund's assets. This process entails obtaining additional short exposure as the Fund experiences investment gains, and reducing short exposure as the Fund experiences investment losses.

Compounding is the cumulative effect of applying investment gains and losses and income to the principal amount invested over time. Gains or losses experienced over a given period will increase or reduce the principal amount invested from which the subsequent period's returns are calculated. All types of investments are subject to compounding to varying degrees, but the effects of compounding may be more pronounced for a fund that seeks to provide short investment exposure, such as the Fund. This effect becomes more pronounced as volatility increases. The effects of compounding may cause the performance of the Fund to differ from your expectations and may have an adverse effect on your investment over time, regardless of the performance of the Fund's individual investments.

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund may invest in and will have investment exposure to VIX Futures Contracts, VIX Options Contracts, and swap agreements, which are types of derivative contracts. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative's original cost. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of this Prospectus.

VIX Futures and Options Contracts Risk. VIX Futures Contracts and VIX Options Contracts are unlike traditional futures and options contracts and are not based on a tradable reference asset. The VIX Index is not directly investable, and the settlement price of a VIX Futures Contract or VIX Options Contract is based on the calculation that determines the level of the VIX Index. As a result, the behavior of a VIX Futures Contract or VIX Options Contract may be different from traditional futures and options contracts whose settlement price is based on a specific tradable asset.

Several factors may affect the price and/or liquidity of VIX Futures Contracts and VIX Options Contracts, including, but not limited to: prevailing market prices and forward volatility levels of the U.S. stock markets, the S&P 500®, the equity securities included in the S&P 500® and prevailing market prices of options on the S&P 500®, the VIX Index, VIX Options Contracts, VIX Futures Contracts, or any other financial instruments related to the S&P 500® and the VIX Index or VIX Futures Contracts; interest rates; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the VIX Index or the market price or forward volatility of the U.S. stock markets, the equity securities included in the S&P 500®, the S&P 500®, the VIX Index or VIX Futures Contracts and VIX Options Contracts; supply and demand as well as hedging activities in the listed and OTC equity derivatives markets; disruptions in trading of the S&P 500®, futures contracts on the S&P 500® or options on the S&P 500®; and the level of contango or backwardation in the VIX Futures Contracts market. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor.

When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Futures markets are highly volatile and the use of or exposure to futures contracts may increase volatility of the Fund's NAV. Futures and options contracts are also subject to liquidity risk.

Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options, VIX Futures Contracts, and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund's strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Options traded in the OTC market also may be subject to increased counterparty credit risk.

Swap Agreement Risk. The Fund may use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund's swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor's investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Early Closing Risk. An unanticipated early closing of the Cboe BZX Exchange, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell Shares of the Fund on that day.

ETN Risk. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer's credit rating, and other economic, legal, political or geographic events.

Futures Rolling Risk. The Fund's investment strategy is subject to risks related to rolling. The price of futures contracts further from expiration may be higher (a condition known as "contango") or lower (a condition known as "backwardation"), which can impact the Fund's returns. Because of the frequency with which the Fund expects to roll VIX Futures Contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.

Historic Correlation Risk. To the extent that an investor purchases the Fund seeking diversification benefits based on the historic correlation (whether positive or negative) between the VIX Futures Contracts and other asset classes, such historic correlation may not continue or may reverse itself. In this circumstance, the diversification or other benefits sought may be limited or non-existent.

Index Calculation and VIX Futures Contract Pricing Risk. The policies of S&P and the CBOE and changes that affect the composition and valuation of the S&P 500® and the VIX Index could affect the level of such indexes and/or the value of VIX Futures Contracts and VIX Options Contracts and, therefore, the value of the Fund's Shares.

Interest Rate Risk. The value of the Fund's fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Leveraging Risk. The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk. The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. The large size of the positions which the Fund may acquire increases the risk of illiquidity both by making its positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Fund will typically invest in financial instruments related to one index. A lack of liquidity could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Currently, the open interest in VIX Futures Contracts and VIX Options Contracts with less than one month to expiration is extremely limited for many of the available expiration dates. If the Sub-Adviser determines not to invest in a VIX Futures Contract or VIX Options Contract that is near to expiration, including because of price or liquidity concerns with respect to a given VIX Futures Contract or VIX Options Contract, the Sub-Adviser may invest in VIX Futures Contracts or VIX Options Contract that are further from expiration. Investing in a VIX Futures Contract or VIX Options Contract that is further from expiration will increase the weighted average time to expiration of the Fund's portfolio, which may result in a lower correlation of the portfolio to the performance of the VIX Index.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

OTC Risk. Certain derivatives traded in OTC markets, including certain OTC options, involve significant liquidity risk. The absence or lack of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, the Fund is subject to credit risk with respect to its counterparties. The Fund will seek to transact with only creditworthy counterparties to mitigate counterparty credit risk.

Portfolio Turnover Risk. The Fund's investment strategy is expected to result in high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Exposure Risk. Shareholders will lose money when the value of the VIX Futures Contracts rise—a result that is the opposite from traditional funds. Short positions can also result in the total loss of an investor's investment. A single day or intraday increase in the level of the VIX Futures Contracts approaching 100% could result in the total loss or almost total loss of an investor's investment, even if the levels of the VIX Futures Contracts subsequently decrease.

Short Sale Exposure Risk. The Fund may seek "short" exposure to certain investments through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain exposure through financial instruments, or require the Fund to seek exposure through alternative investment strategies that may be less desirable or more costly to implement.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases and the market price of the security sold short could increase without limit, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets.

Subsidiary Risk. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the subsidiary, will not have all of the protections offered to shareholders of registered investment companies.

Tax Risk. The Fund must meet certain requirements regarding the source of its income and the diversification of its assets, among other requirements, to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Certain of the Fund's investments may not generate qualifying income if made directly by the Fund. The Fund expects to gain significant exposure to VIX Futures Contracts indirectly through the Subsidiary in a manner to ensure that it qualifies as a RIC under Subchapter M of the Code. Failure to comply with the requirements to qualify as a RIC would have significant negative tax consequences to Fund shareholders, including the imposition of a higher tax rate on the Fund and taxes on its distributions to shareholders, which would ultimately affect a shareholder's return on its investment in the Fund.

Trading Risk. Shares of the Fund may trade on the Exchange above or below their net asset value ("NAV"). The NAV of Shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Underlying Funds Risk. The Fund may invest in ETFs, exchange-traded closed-end funds, other investment companies registered under the 1940 Act, and other pooled investment vehicles not registered under the 1940 Act, in which case the Fund's performance will be directly related to the performance of those investment companies. Through its positions in these investment companies, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of their securities or instruments could decrease.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Volatility Risk. The Fund's derivative investments, which are largely linked to equity market volatility levels, can be highly volatile and may experience large losses. Trading in VIX Futures Contracts and VIX Options Contracts, particularly contracts that are close to expiration, has been very volatile and can be expected to be very volatile in the future. The volatile nature of these instruments may have an adverse impact on the Fund.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with seeking short investment exposure, (b) are willing to assume a high degree of risk, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments in the Fund. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Index and the S&P 500 VIX Short-Term Futures Inverse Daily Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.volmaxx.com or by calling 844-REX-1414 (844-739-1414).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Index and the S&P 500 VIX Short-Term Futures Inverse Daily Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-REX-1414 (844-739-1414)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.volmaxx.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	58.46%	03/31/17
Lowest Return	15.66%	06/30/17

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	58.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	15.66%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF | REX VolMAXXTM Short VIX Weekly Futures Strategy ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMIN
Management Fee	rr_ManagementFeesOverAssets	1.45%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	2.01%
Other Expenses	rr_OtherExpensesOverAssets	2.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
One Year	rr_ExpenseExampleYear01	$ 349
Three Years	rr_ExpenseExampleYear03	1,062
Five Years	rr_ExpenseExampleYear05	1,798
Ten Years	rr_ExpenseExampleYear10	$ 3,738
Annual Return 2017	rr_AnnualReturn2017	190.57%
1 Year	rr_AverageAnnualReturnYear01	190.57%
Since Inception	rr_AverageAnnualReturnSinceInception	171.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF | After Taxes on Distributions | REX VolMAXXTM Short VIX Weekly Futures Strategy ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	125.51%
Since Inception	rr_AverageAnnualReturnSinceInception	133.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF | After Taxes on Distributions and Sales | REX VolMAXXTM Short VIX Weekly Futures Strategy ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	96.49%
Since Inception	rr_AverageAnnualReturnSinceInception	116.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.87%
Since Inception	rr_AverageAnnualReturnSinceInception	18.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF | S&P 500 VIX Short Term Futures Inverse Daily Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	174.13%
Since Inception	rr_AverageAnnualReturnSinceInception	150.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
REX GOLD HEDGED S&P 500 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: REX Gold Hedged S&P 500 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The REX Gold Hedged S&P 500 ETF (the "Fund") seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The Management Fee shown above is net of this waiver arrangement. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund's Board of Trustees. This agreement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal period April 1, 2017 through November 30, 2017, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any Fund fees waived or expenses reimbursed by the Adviser are reflected in the 1 Year amount only. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective of outperforming the S&P 500 Dynamic Gold Hedged Index (the "Benchmark") by providing exposure to a gold-hedged U.S. large-cap portfolio using a quantitative, rules-based strategy. The Fund will invest primarily in (i) large-cap U.S. stocks; (ii) gold futures, (iii) ETFs or exchange-traded notes ("ETNs") that provide exposure to gold, and (iv) futures that provide exposure to the S&P 500® Index. The Fund will also invest in fixed income instruments such as Treasury securities and other high-quality, short duration fixed income instruments, money market instruments, cash and cash equivalents to provide liquidity and collateralize its futures contracts. The Fund may invest in ETFs and exchange-traded closed-end funds ("Underlying Funds") that provide exposure to large-cap U.S. stocks. Under normal circumstances, the Fund seeks to achieve a similar level of volatility as that of the Benchmark, although there is no assurance it will do so.

The Benchmark measures the total return performance of a hypothetical portfolio consisting of securities that compose the S&P 500® Index, which measures the performance of the large-capitalization sector of the U.S. equity market, and a long position in gold futures contracts, the notional value of which is comparable to the value of the Benchmark's equity component.

Because the Fund is actively managed, it is not obligated to invest in the instruments included in the Benchmark or to track the performance of the Benchmark or of any index. For example, the Fund may access its exposure to gold through futures contracts or other instruments that are not included in the Benchmark, if such exposure would be more advantageous to the Fund than exposure to instruments included in the Benchmark. While the Fund seeks to outperform the Benchmark, there can be no assurance that it will do so. The Fund's sub-adviser, Vident Investment Advisory, LLC (the "Sub-Adviser") continuously monitors the Fund's holdings of equity securities, equities futures contracts, gold futures contracts or other commodity-linked instruments, and fixed income instruments in order to enhance performance while still providing approximately equal exposure to equity securities and gold futures contracts.

Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. Therefore, in order to maintain exposure to gold futures contracts, the Benchmark must periodically migrate out of gold futures contracts nearing expiration and into gold futures contracts that have longer remaining until expiration — a process referred to as "rolling." The impact from this continuous process of selling expiring contracts and buying longer-dated contracts is called roll yield. The Benchmark rolls these futures contracts according to a predefined schedule, regardless of the liquidity or roll yield of the futures contract selected.

The Fund will look to minimize the impact of rolling futures contracts in a number of ways. For example, the Fund may roll positions in gold futures contracts before or after the scheduled roll dates for the Benchmark to the extent of favorable market prices and available liquidity.

Additionally, the Fund may attempt to minimize roll costs (and maximize yields) by rolling into the gold futures contract with the largest positive or smallest negative roll yield. This strategy for taking long positions in and unwinding exposure to gold futures contracts may cause the Fund to have more or less exposure to gold futures contracts than the Benchmark. Additionally, the Fund is not obligated to rebalance its exposures at the same time that the Benchmark rebalances its exposures, and the Fund may rebalance more or less frequently than the Benchmark to ensure that the Fund's exposure to equities remains comparable to the Fund's exposure to the price of gold.

Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities of companies included in the S&P 500® Index or in instruments that have economic characteristics similar to those equity securities on the S&P 500® Index.

The Fund may hold futures contracts directly, but the Fund expects to gain exposure to futures contracts and commodity-linked instruments principally by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund's taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary") advised by the Adviser. The Fund's investment in the Subsidiary is primarily intended to provide the Fund with exposure to the price of gold. The Fund's investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the commodities markets in a manner consistent with U.S. federal tax law requirements applicable to registered investment companies.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Benchmark concentrates in an industry or group of industries. In addition, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of the date of this Prospectus, a significant portion of the Fund's assets was invested in companies of the information technology sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Benchmark concentrates in an industry or group of industries. In addition, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of the date of this Prospectus, a significant portion of the Fund's assets was invested in companies of the information technology sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Active Management Risk. As an actively managed ETF, the Fund is subject to active management risk. The Sub-Adviser continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Commodity-Linked Investment Risk. The value of commodity-linked instruments is typically based upon the price movements of a commodity or an economic variable linked to such price movements. Therefore, the value of commodity-linked instruments may be affected by changes in overall economic conditions, in interest rates, or factors affecting a particular commodity or industry, such as production, weather and climate conditions, supply or demand, political and geo-political concerns, changes in international balance of payments and trade, currency devaluations and revaluations, market liquidity, and economic and regulatory developments.

Commodity Pool Risk. The Fund's investments in futures contracts cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a Commodity Pool Operator ("CPO"), and the Fund is operated in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund uses futures contracts, which are a type of derivative contract. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative's original cost.

Futures Contracts Risk. Futures contracts are a type of derivative investment, and the Fund, through its investment in the Subsidiary, is subject to the risks of investment in derivatives. In addition, there may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the "Exchange") may result in a shareholder's inability to buy or sell Shares of the Fund on that day.

Equity Risk. The prices of the equity instruments in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

ETN Risk. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Gold Risk. Through its investments in financial instruments, the Fund has exposure to the gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors' expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the Shares of the Fund. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Industry Concentration Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) of the economy. To the extent the Fund's investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund's investments were more broadly diversified. The Fund's industry exposure is expected to vary over time based on the composition of the Benchmark.

Interest Rate Risk. The value of the Fund's fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Investing in the United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund.

Large-Capitalization Risk. The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Liquidity Risk. The Fund invests in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund's sector exposure is expected to vary over time based on the composition of the Benchmark, the Fund anticipates that it may be subject to some or all of the risks described below.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Subsidiary Risk. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the subsidiary, will not have all of the protections offered to shareholders of registered investment companies.

Tax Risk. The Fund expects to gain exposure to commodity-linked instruments principally through the Subsidiary in a manner to ensure that it qualifies as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Failure to comply with the requirements to qualify as a RIC would have significant negative tax consequences to Fund shareholders, including the imposition of a higher tax rate on the Fund and taxes on its distributions to shareholders, which would ultimately affect a shareholder's return on its investment in the Fund.

Trading Risk. Shares of the Fund may trade on the Exchange above or below their net asset value ("NAV"). The NAV of Shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Underlying Funds Risk. The Fund may invest in Underlying Funds, in which case the Fund's performance will be directly related to the performance of those Underlying Funds. Through its positions in the Underlying Funds, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an Underlying Fund could decrease.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Dynamic Gold Hedged Index and the S&P 500 Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.rexetf.com or by calling 1-844-REX-1414 (1-844-739-1414).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Dynamic Gold Hedged Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-REX-1414 (1-844-739-1414)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.rexetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.12%	3/31/2017
Lowest Return	1.99%	6/30/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
REX GOLD HEDGED S&P 500 ETF | REX GOLD HEDGED S&P 500 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GHS
Management Fee	rr_ManagementFeesOverAssets	0.48%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
One Year	rr_ExpenseExampleYear01	$ 49
Three Years	rr_ExpenseExampleYear03	154
Five Years	rr_ExpenseExampleYear05	269
Ten Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2017	rr_AnnualReturn2017	35.10%
1 Year	rr_AverageAnnualReturnYear01	35.10%
Since Inception	rr_AverageAnnualReturnSinceInception	21.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2016
REX GOLD HEDGED S&P 500 ETF | After Taxes on Distributions | REX GOLD HEDGED S&P 500 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.35%
Since Inception	rr_AverageAnnualReturnSinceInception	19.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2016
REX GOLD HEDGED S&P 500 ETF | After Taxes on Distributions and Sales | REX GOLD HEDGED S&P 500 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
Since Inception	rr_AverageAnnualReturnSinceInception	15.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2016
REX GOLD HEDGED S&P 500 ETF | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.87%
Since Inception	rr_AverageAnnualReturnSinceInception	18.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2016
REX GOLD HEDGED S&P 500 ETF | S&P 500 Dynamic Gold Hedged Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.11%
Since Inception	rr_AverageAnnualReturnSinceInception	19.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2016

[1]	Reflects performance of the Del Vecchio Earnings Quality Index®, the Fund's previous index, through August 7, 2015 and FLAGLSX-Forensic Accounting Long-Short Index, the Fund's current index, thereafter.
[2]	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may be terminated only with the approval of the Fund's Board of Trustees.
[3]	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The Management Fee shown above is net of this waiver arrangement. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund's Board of Trustees. This agreement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed.